SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2024	May 22, 2024	Apr. 16, 2024	Mar. 01, 2024	Dec. 31, 2023	Oct. 31, 2023	May 18, 2023
Class of Stock [Line Items]
Preference shares, shares authorized		5,000,000				5,000,000
Preference shares, par value		$ 0.0001				$ 0.0001
Preference shares, shares issued		0				0
Preference shares, shares outstanding		0				0
Shares issued, price per share		$ 11.43
Common Stock [Member]
Class of Stock [Line Items]
Shares issued, price per share			$ 11.24					$ 10.55
Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized	750,000,000	750,000,000				750,000,000
Common stock, parvalue per share		$ 0.00005				$ 0.00005
Common stock, shares outstanding		440,000,000				440,000,000
Stockholders equity note stock split conversion ratio	20:1
Number of warrants issued		44,000,000				7,500,000
Exercise price of warrants		$ 0.40				$ 0.02
Warrants outstanding		$ 91,500,000				$ 47,500,000
Aspire Biopharma Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, parvalue per share		$ 0.001
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		300,000,000				300,000,000
Common stock, parvalue per share		$ 0.0001				$ 0.0001
Ordinary shares, shares issued		7,187,500				7,187,500
Common stock, shares outstanding		7,187,500				7,187,500
Common Class A Subject to Redemption [Member]
Class of Stock [Line Items]
Ordinary shares subject to possible redemption, shares issued		577,644				1,803,729
Ordinary shares subject to possible redemption, shares outstanding		577,644				1,803,729
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000				50,000,000
Common stock, parvalue per share		$ 0.0001				$ 0.0001
Ordinary shares, shares issued		0				0
Common stock, shares outstanding		0				0
Ratio to be applied to the stock in the conversion		20.00%
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Preference shares, shares authorized		25,000,000					25,000,000
Preference shares, par value		$ 0.0001					$ 0.0001
Preference shares, shares issued				35,702	286,357
Preference shares, shares outstanding		322,059				0
Shares issued, price per share				$ 0.80	$ 0.80